Share based payment arrangements - Narrative (Details)				12 Months Ended
	Nov. 23, 2022 EquityInstruments	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Dec. 31, 2022 EquityInstruments	Nov. 21, 2022 shares
Share based payment arrangements [line items]
Options granted (in shares)				330,669
Option Plan 2017
Share based payment arrangements [line items]
Share based compensation, options authorized | shares			372,000
Options granted (in shares)		93,000	279,000
Options granted (in percent)		25.00%	75.00%
Vesting period				4 years
Number of consecutive days option may be exercised				90 days
Share price exceeds the exercise price (as a percent)				20.00%
Option Plan 2022
Share based payment arrangements [line items]
Share based compensation, options authorized | shares					330,671
Options granted (in shares)	330,669
Vesting period				4 years
Number of consecutive days option may be exercised				90 days
Share price exceeds the exercise price (as a percent)				20.00%